Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Profit (Loss) for the Period	$ (419,677)	$ 233,619	$ (314,522)
Adjustments to Net Profit (Loss) for Non-Cash Items:
Share-based payment	1,780	4,861	27,758
Lease inducement			(2,903)
Unrealized foreign exchange (gain) loss	154,674	183,636	(14,363)
Depreciation – right-of-use asset	16,788	22,469
Depreciation – property and equipment	2,505	3,455	4,410
Operating Profit (Loss) Before Working Capital Changes	(243,930)	429,819	(299,620)
Working Capital Adjustments:
Accounts and grants receivable	587,896	(134,625)	(93,985)
Prepaid and other receivables	64,342	7,160	14,341
Accounts payable	5,540	(139,069)	(25,288)
Accrued liabilities	(5,433)	129,668	56,164
Contract liability	71,894	(19,237)	12,916
Lease obligation	(19,600)	(18,221)
Cash Generated (Used in) from Operations	460,709	273,716	(335,472)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(1,022)		(450)
Cash Used in investing activities	(1,022)		(450)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease obligation		(29,400)
Interest on lease obligation		11,179
Proceeds from loans payable			166,612
Repayment of loans payable
Cash Generated (Used in) from Financing Activities		(18,221)	166,612
NET INCREASE (DECREASE) IN CASH	459,687	255,495	(169,310)
Cash at the Beginning of the Period	1,212,778	442,489	233,843
Cash at the End of the Period	$ 1,672,465	$ 697,984	$ 64,533